RELATED PARTIES - Additional Information (Details) - USD ($)		12 Months Ended
	Dec. 14, 2020	Dec. 31, 2022	Dec. 31, 2021	Aug. 10, 2022
RELATED PARTIES
Expenses incurred and paid		$ 240,000	$ 240,000
Promissory Note With Related Party
RELATED PARTIES
Aggregate principal amount				$ 400,000
Amount outstanding under promissory note		347,961
Working Capital Loans
RELATED PARTIES
Loan conversion agreement warrant		$ 1,500,000
Price of warrant		$ 1.00
Working Capital Loans | Working capital loans warrant
RELATED PARTIES
Maximum borrowing capacity of related party promissory note		$ 0	$ 0
Sponsor | Administrative Services Agreement
RELATED PARTIES
Expenses per month	$ 20,000